Property, Plant and equipment - Capital commitments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital commitments
Capital commitments	$ 124,000,000	$ 303,000,000	$ 452,000,000